BIOLOGICAL ASSETS (Tables)	12 Months Ended
Jun. 30, 2021
BIOLOGICAL ASSETS (Tables)
Schedule of fair value
	Range of inputs	Sensitivity	Impact on fair value as at June 30, 2021 ($)

Estimated selling price per lb	$ 1,300 - $1,400	Increase 5%	1,342
		Decrease 5%	(1,320)
Estimated yield per cannabis plant	70 - 84 grams	Increase 5%	1,342
		Decrease 5%	(1,320)